Summary of Financial Information for Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Oil and Gas Sales									$ 134,574	$ 111,879	$ 67,224
TOTAL OPERATING REVENUE	45,119	38,929	30,257	33,834	31,681	30,755	29,023	23,147	148,139	114,606	68,763
Costs and Expenses:
Production and Lease Operating Expense									47,638	33,116	24,656
General and Administrative Expense									23,345	23,636	17,141
Exploration Expense									4,782	2,507	2,578
Impairment Expense									40,355	27,808	8,863
Depreciation, Depletion, Amortization and Accretion									46,441	28,446	21,806
Other Operating Expense									1,136	819	153
Interest Expense									6,443	2,514	1,240
Income Tax (Expense) Benefit									(38,549)	(8,270)	(5,500)
Income (Loss) from Discontinued Operations, Net of Income Taxes	(2,280)	(258)	(3,050)	(5,355)	(4,263)	(20,812)	(4,313)	(4,069)	(10,943)	(33,457)	(2,022)
Discontinued Operations Assets Held For Sale
Revenues:
Oil and Gas Sales									97	556	0
TOTAL OPERATING REVENUE									97	556	0
Costs and Expenses:
Production and Lease Operating Expense									353	493	0
General and Administrative Expense									660	1,745	782
Exploration Expense									867	33,812	2,664
Impairment Expense									19,770	13,177	0
Depreciation, Depletion, Amortization and Accretion									0	85	1
Other Operating Expense									8	1	0
Gain on Disposal of Asset									(2,126)	0	0
Interest Expense									0	1	0
Other (Income) Expense									(3)	1	0
Total Costs and Expenses									19,529	49,315	3,447
Income (Loss) from Discontinued Operations Before Income Taxes									(19,432)	(48,759)	(3,447)
Income Tax (Expense) Benefit									8,489	15,302	1,425
Income (Loss) from Discontinued Operations, Net of Income Taxes									(10,943)	(33,457)	(2,022)
Discontinued Operations Assets Held For Sale | Crude Oil (Bbls)
Costs and Expenses:
Crude Oil (Bbls)									$ 1,272	$ 6,939	$ 0